Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment, Net [Abstract]
Schedule of property and equipment

	December 31, 2012	December 31, 2011
At cost:
Furniture, fixtures and equipment	$15,521	$15,483
Computer software	10,158	10,134
	25,679	25,617
Less: accumulated depreciation	(18,328)	(13,673)
Net book value	$7,351	$11,944